SCHEDULE OF FUTURE MINIMUM RENTAL PAYMENTS FOR OPERATING LEASE (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Leases And Leased Premises
Finance leases, 2023 (nine months remaining)
Operating lease, 2023 (nine months remaining)	862,857	862,857
Finance leases, 2024
Operating lease, 2024	688,526	1,106,358
Finance leases, 2025
Operating lease, 2025	163,794	688,526
Finance leases, 2026
Operating lease, 2026	62,792	163,794
Finance leases, 2027
Operating lease, 2027	3,733	62,792
Finance leases, 2027
Operating lease, 2027		3,733
Finance leases, thereafter
Operating lease, thereafter
Finance leases, total lease payments
Operating lease, total lease payments	1,781,702	2,025,203
Operating lease, less imputed interest	(104,664)	(104,664)
Total finance lease liabilities
Total operating lease liabilities	$ 1,677,038	$ 1,920,539
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total Current Liabilities	Total Current Liabilities
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total Current Liabilities	Total Current Liabilities
Finance leases, thereafter
Operating lease, thereafter